Income Taxes (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Loss for the year	$ (1,253,534)	$ (1,948,568)	$ (2,072,266)
Total income tax expense	0	0
Loss excluding income tax	(1,253,534)	(1,948,568)
Income tax recovery using the Company's tax rate	(338,000)	(526,000)
Non-deductible expenses and other	(114,000)	404,000
Change in deferred tax rates	0	0
Temporary difference booked to reserve	(2,000)	(3,000)
Deferred income tax assets not recognized	454,000	125,000
Total	$ 0	$ 0